EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 DCDs item	Dec. 31, 2012 DCDs item	Dec. 31, 2011 DCDs	Dec. 31, 2011 DCDs Minimum	Dec. 31, 2010 DCDs Minimum	Dec. 31, 2011 DCDs Maximum	Dec. 31, 2010 DCDs Maximum	Dec. 31, 2013 Bank offshore accounts	Dec. 31, 2012 Bank offshore accounts
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
Maturity period of deposits							7 days	7 days	21 days	21 days
Number of contracts outstanding				0	0
Gain (loss) recognized due to fluctuation of foreign exchange rates	$ 1,476	$ (1,769)	$ 7,753	$ 0	$ 0	$ 2,013					$ 1,476	$ (1,769)